Deposits	12 Months Ended
Dec. 31, 2020
Deposits [Abstract]
Deposits

NOTE 9 – DEPOSITS

Time deposits of $100 or more were $461,401 and $294,452 at year-end 2020 and 2019, respectively.  Time deposits of $250 or more were $244,840 and $148,473 at year-end 2020 and 2019, respectively.

Scheduled maturities of time deposits for the next five years are as follows:

2021	$358,512
2022	143,458
2023	36,680
2024	19,671
2025	99
Thereafter	-
Total	$558,420

Brokered deposits at year-end 2020 and 2019 totaled $168,708 and $124,884, respectively.